Contract Liabilities and Other Advances (Tables)	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Schedule of contract liabilities

	Within one year		More than one year
	December 31,		December 31,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Contract liabilities
Revenue generating collaborations	25,036	29,433	65,466	58,451
Total contract liabilities	25,036	29,433	65,466	58,451

Other advances
Grants	1,970	959	—	—
Joint Operations	—	8,420	—	719
Total other advances	1,970	9,379	—	719

Total contract liabilities and other advances	27,006	38,812	65,466	59,170

Schedule of movement in contract liabilities and other advances
A reconciliation of the movement in contract assets and accrued grant income for the Group is as follows:

	January 1, 2023	Recognised as Income	Deductions	Foreign Exchange	December 31, 2023
	£’000	£’000	£’000	£’000	£’000
Grants	176	117	(293)	—	—
Total contract assets and accrued grant income	176	117	(293)	—	—

	January 1, 2022	Recognised as Income	Deductions	Foreign Exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaborations	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176
A reconciliation of the movement in contract liabilities and other advances is as follows:

	January 1, 2023	Additions	Recognised in the Income Statement	Transferred to Other Creditors	Foreign Exchange	December 31, 2023
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	959	2,141	(1,127)	—	(2)	1,971
Revenue generating collaborations	87,884	22,655	(20,038)	—	—	90,501
Joint operations	9,139	—	(2,033)	(7,106)	—	—
Total contract liabilities and other advances	97,982	24,796	(23,198)	(7,106)	(2)	92,472
A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2022 is as follows:

	January 1, 2022	Additions	Recognised in the Income Statement	Foreign Exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint Operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982